UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-CSR CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03534

Name of Fund: Merrill Lynch U.S.A. Government Reserves

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, Merrill Lynch
U.S.A. Government Reserves, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing
address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2007 – 08/31/2008

Item 1 – Report to Stockholders

Annual Report August 31, 2008

Merrill Lynch U.S.A. Government Reserves

2 MERRILL LYNCH U.S.A. GOVERNMENT RESERVES

AUGUST 31, 2008

A Letter to Shareholders

Dear Shareholder

It has been a tumultuous year for investors, marked by almost daily headlines related to the beleaguered housing market, rising food and energy prices, and the escalating credit crisis. The news took an extraordinarily heavy tone shortly after the close of this reporting period as the credit crisis boiled over and triggered unprecedented failures and consolidation in the financial sector, stoking fears of a market and economic collapse and prompting the largest government rescue plan since the Great Depression.

Through it all, the Federal Reserve Board (the “Fed”) has been aggressive in its attempts to restore order in financial markets. Key moves included slashing the target federal funds rate 325 basis points (3.25%) between September 2007 and April 2008 and providing numerous cash injections and lending programs. As the credit crisis took an extreme turn for the worse in September, the Fed, in concert with five other global central banks, cut interest rates by 50 basis points in a rare move intended to stave off worldwide economic damage from the intensifying financial market turmoil. The U.S. economy managed to grow at a slow-but-positive pace through the second quarter of the year, though the recent events almost certainly portend a global economic recession.

Against this backdrop, U.S. stocks experienced intense volatility (steep declines and quick recoveries), generally posting losses for the current reporting period. Small-cap stocks fared significantly better than their larger counterparts. Non-U.S. markets followed the U.S. on the way down and, notably, decelerated at a faster pace than domestic equities—a stark reversal of recent years’ trends, when international stocks generally outpaced U.S. stocks.

Treasury securities also traded in a volatile fashion, but rallied overall (yields fell and prices correspondingly rose), as the broader flight-to-quality theme persisted. The yield on 10-year Treasury issues, which fell to 3.34% in March, climbed to the 4.20% range in mid-June as investors temporarily shifted out of Treasury issues in favor of riskier assets (such as stocks and other high-quality fixed income sectors), then declined again to 3.83% by period-end when credit fears resurfaced. Tax-exempt issues posted positive returns, but problems among municipal bond insurers and the collapse in the market for auction rate securities pressured the group throughout the course of the past year. Economic and financial market distress also dampened the performance of high yield issues, which were very volatile due to the macro factors noted above.

Overall, severe market instability resulted in mixed results for the major benchmark indexes:
Total Returns as of August 31, 2008	6-month	12-month

U.S. equities (S&P 500 Index)	(2.57)%	(11.14)%

Small cap U.S. equities (Russell 2000 Index)	8.53	(5.48)

International equities (MSCI Europe, Australasia, Far East Index)	(10.18)	(14.41)

Fixed income (Lehman Brothers U.S. Aggregate Index)	0.18	5.86

Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)	5.12	4.48

High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)	0.74	(0.66)

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For our most current views on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Fund Information Portfolio Composition as a Percent of Net Assets

	As of

	8/31/08	8/31/07

Repurchase Agreements	98%	99%
Other Assets Less Liabilities	2	1

Total	100%	100%

Current Seven-Day Yield

As of August 31, 2008	1.23%

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions; and (b) operating expenses including advisory fees, shareholder servicing fees including 12b-1 fees, and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on March 1, 2008 and held through
August 31, 2008) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this
Fund and other funds, compare the 5% hypothetical example with the 5%
hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs. Therefore, the hypothetical table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

		Actual			Hypothetical[2]

	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	March 1, 2008	August 31, 2008	During the Period[1]	March 1, 2008	August 31, 2008	During the Period[1]

Merrill Lynch U.S.A. Government Reserves	$1,000	$1,006.70	$4.41	$1,000	$1,020.60	$4.45

1 Expenses are equal to the Fund’s annualized expense ratio of 0.88%, multiplied by the average account value over the period, multiplied by 183/366
(to reflect the one-half year period shown).
2 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

4 MERRILL LYNCH U.S.A. GOVERNMENT RESERVES AUGUST 31, 2008

Schedule of Investments August 31, 2008 (Percentages shown are based on Net Assets)

	Par
Issue	(000)	Value

Repurchase Agreements — 98.2%
Banc of America Securities LLC, purchased on
8/27/08 to yield 2.02% to 9/03/08, repurchase
price of $6,002,357, collateralized by GNMA,
6% due 7/15/38	$ 6,000	$ 6,000,000

Barclays Capital Inc., purchased on 7/28/08 to yield
2.20% to 10/27/08, repurchase price of
$10,055,611, collateralized by U.S. Treasury Note,
3.125% due 4/15/09	10,000	10,000,000

Citigroup Global Markets Inc., purchased on
8/27/08 to yield 2.05% to 9/03/08, repurchase
price of $10,003,986, collateralized by GNMA,
4.50% to 7% due 12/20/21 to 8/15/38	10,000	10,000,000

Credit Suisse Securities (USA) LLC, purchased on
8/01/08 to yield 2.25% to 11/03/08, repurchase
price of $10,058,750, collateralized by GNMA,
6% to 6.50% due 7/15/32 to 6/15/38	10,000	10,000,000

Deutsche Bank Securities Inc., purchased on
8/27/08 to yield 2.08% to 9/03/08, repurchase
price of $15,006,067, collateralized by GNMA,
4.50% to 7% due 7/15/33 to 6/15/38	15,000	15,000,000

Goldman, Sachs & Co., purchased on 7/15/08
to yield 2.04% to 10/14/08, repurchase price of
$20,103,133, collateralized by GNMA, 4.50% to
11% due 8/15/10 to 8/15/38	20,000	20,000,000

	Par
Issue	(000)	Value

Repurchase Agreements (concluded)
Greenwich Capital Markets, Inc., purchased on
8/27/08 to yield 2.05% to 9/03/08, repurchase
price of $15,005,979, collateralized by GNMA,
6% to 8.50% due 10/15/30 to 8/15/38	$15,000	$ 15,000,000

HSBC Securities (USA) Inc., purchased on
8/29/08 to yield 2% to 9/02/08, repurchase
price of $6,649,477, collateralized by U.S. Treasury
STRIPS, 8.125% due 5/15/21 (a)	6,648	6,648,000

J Morgan Securities Inc., purchased on 8/26/08
to yield 2.01% to 9/02/08, repurchase price
of $7,002,736, collateralized by GNMA, 3.50% to
8.50% due 12/15/14 to 7/15/38	7,000	7,000,000

Merrill Lynch Government Securities Inc.,
purchased on 8/27/08 to yield 2.05% to
9/03/08, repurchase price of $7,002,790,
collateralized by GNMA, 5.50%
due 4/15/36 to 7/15/38 (b)	7,000	7,000,000

UBS Securities LLC, purchased on 7/16/08
to yield 2.15% to 10/15/08, repurchase
price of $20,108,694, collateralized by GNMA,
5.50% due 12/15/36	20,000	20,000,000

Total Investments (Cost - $126,648,000*) — 98.2%		126,648,000
Other Assets Less Liabilities — 1.8%		2,340,774

Net Assets — 100.0%		$ 128,988,774

* Cost for federal income tax purposes.

(a) Separately Traded Registered Interest and Principal of Securities.
(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of
1940, were as follows:

	Net
Affiliate	Activity	Income

Merrill Lynch Government Securities Inc.	$7,000,000	$23,236

See Notes to Financial Statements.

MERRILL LYNCH U.S.A. GOVERNMENT RESERVES

AUGUST 31, 2008

5

Statement of Assets and Liabilities

August 31, 2008

Assets

Investments at value — unaffiliated (cost — $119,648,000)	$ 119,648,000
Investments at value — affiliated (cost — $7,000,000)	7,000,000
Cash	705
Capital shares sold receivable	4,007,307
Interest receivable	177,233
Prepaid expenses and other assets	16,816

Total assets	130,850,061

Liabilities

Capital shares redeemed payable	1,719,461
Officer’s and Trustees’ fees payable	3,360
Investment advisory fees payable	49,901
Distribution fees payable	18,825
Other affiliates payable	26,460
Other accrued expenses payable	43,280

Total liabilities	1,861,287

Net Assets	$ 128,988,774

Net Assets Consist of

Par value, $0.10 per share, unlimited number of shares
authorized (128,988,711 shares issued and outstanding)	$ 12,898,871
Paid-in capital in excess of par	116,089,840
Undistributed net investment income	1,204
Accumulated net realized losses	(1,141)

Net Assets, $1.00 net asset value per share	$ 128,988,774

Statement of Operations

Year Ended August 31, 2008

Investment Income

Interest (including $23,236 from affiliates)	$ 4,381,002

Expenses

Investment advisory	616,995
Transfer agent	166,948
Distribution	160,907
Registration	68,716
Accounting services	59,283
Professional	55,512
Printing	29,842
Officer and Trustees	21,577
Custodian	14,509
Miscellaneous	17,019

Total expenses	1,211,308

Net investment income	3,169,694

Net Increase in Net Assets Resulting from Operations	$ 3,169,694

See Notes to Financial Statements.

6 MERRILL LYNCH U.S.A. GOVERNMENT RESERVES

AUGUST 31, 2008

Statements of Changes in Net Assets

	Year Ended
	August 31,

Increase (Decrease) in Net Assets:	2008	2007

Operations

Net investment income	$ 3,169,694	$ 5,757,686
Net realized gain	—	63
Net change in unrealized appreciation/depreciation	—	7,033

Net increase in net assets resulting from operations	3,169,694	5,764,782

Dividends to Shareholders From

Net investment income	(3,169,694)	(5,757,686)

Capital Share Transactions

Net proceeds from sale of shares	755,024,672	510,076,151
Reinvestment of dividends	3,169,694	5,757,733
Cost of shares redeemed	(751,679,958)	(535,857,861)

Net increase (decrease) in net assets derived from capital share transactions	6,514,408	(20,023,977)

Net Assets

Total increase (decrease) in net assets	6,514,408	(20,016,881)
Beginning of year	122,474,366	142,491,247

End of year	128,988,774	$ 122,474,366

End of year undistributed net investment income	$ 1,204	$ 1,204

See Notes to Financial Statements.

MERRILL LYNCH U.S.A. GOVERNMENT RESERVES

AUGUST 31, 2008

7

Financial Highlights

		Year Ended August 31,

	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.0234	0.0437	0.0349	0.0153	0.0030
Net realized and unrealized gain (loss)	—	0.0001	0.0003	(0.0001)	(0.0008)

Net increase from investment operations	0.0234	0.0438	0.0352	0.0152	0.0022

Dividends and distributions from:
Net investment income	(0.0234)	(0.0437)	(0.0349)	(0.0153)	(0.0030)
Net realized gain	—	—[1]	—[1]	—[1]	—[1]

Total dividends and distributions	(0.0234)	(0.0437)	(0.0349)	(0.0153)	(0.0030)

Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Investment Return

Total investment return	2.40%	4.42%	3.55%	1.54%	0.30%

Ratios to Average Net Assets

Total expenses	0.88%	0.93%	0.92%	0.94%	0.89%

Net investment income	2.31%	4.37%	3.57%	1.50%	0.29%

Supplemental Data

Net assets, end of year (000)	$ 128,989	$ 122,474	$ 142,491	$ 106,745	$ 133,209

[1] Amount is less than $(0.0001) per share.

See Notes to Financial Statements.

8 MERRILL LYNCH U.S.A. GOVERNMENT RESERVES

AUGUST 31, 2008

Notes to Financial Statements

1. Significant Accounting Policies:

Merrill Lynch U.S.A. Government Reserves (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940
Act”), as a diversified, open-end management investment company. The
Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: Fund securities are valued under the amor-
tized cost method which approximates current market value in accor-
dance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant propor-
tionate amortization of any discount or premium is recorded until the maturity of the security. The Fund seeks to maintain the net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Repurchase Agreements: The Fund may invest in U.S. government and agency securities pursuant to repurchase agreements. Under such agree-
ments, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The counterparty will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Fund’s custodian. If the counterparty defaults and the fair value of the collateral declines, liqui-
dation of the collateral by the Fund may be delayed or limited.

Investment Transactions and Investment Income: Investment trans-
actions are recorded on the dates the transactions are entered into
(the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and reinvested daily (net of non-
residential alien tax and back-up withholding tax withheld) in additional shares at net asset value.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment com-
panies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Effective February 29, 2008, the Fund implemented Financial
Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting
for Uncertainty in Income Taxes — an interpretation of FASB Statement
No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition thresh-
old a tax position must meet in connection with accounting for uncer-
tainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The investment advisor has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the
Fund’s financial statements. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under exami-
nation. The statute of limitations on the Fund’s U.S. federal tax returns remains open for the years ended August 31, 2005 through August 31,
2007. The statute of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement
of Financial Accounting Standards No. 157, “Fair Value Measurements”
(“FAS 157”), was issued and is effective for fiscal years beginning after
November 15, 2007. FAS 157 defines fair value, establishes a frame-
work for measuring fair value and expands disclosures about fair value measurements. The impact on the Fund’s financial statement disclo-
sures, if any, is currently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161,
“Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”), was issued. FAS
161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of opera-
tions and financial position. In September 2008, FASB Staff Position
No. 133-1 and FASB Interpretation No. 45-4 (the “FSP”), “Disclosures
about Credit Derivatives and Certain Guarantees: An Amendment
of FASB Statement No. 133 and FASB Interpretation No. 45; and
Clarification of the Effective Date of FASB Statement No. 161” was
issued and is effective for fiscal years and interim periods ending after
November 15, 2008. The FSP amends FASB Statement No. 133,
“Accounting for Derivative Instruments and Hedging Activities,” to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also clarifies the effective date of FAS 161, whereby disclosures required by FAS 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

MERRILL LYNCH U.S.A. GOVERNMENT RESERVES

AUGUST 31, 2008

9

Notes to Financial Statements (concluded)

Other: Expenses directly related to the Fund are charged to that
Fund. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

The Fund has entered into an Investment Advisory Agreement with
BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned sub-
sidiary of BlackRock, Inc., to provide investment advisory and adminis-
tration services. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC
Financial Services Group, Inc., (“PNC”) are the principal owners of
BlackRock, Inc.

The Advisor is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities and equipment to provide such services to the Fund. The Advisor also performs certain administrative services necessary for the operation of the Fund. For such services, the Fund pays the Advisor a monthly fee at an annual rate of 0.45% of the average daily value of the Fund’s net assets.

The Advisor has entered into a separate sub-advisory agreement with
BlackRock Institutional Management Corporation (“BIMC”), an affiliate of the Advisor, under which the Advisor pays BIMC, for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Advisor.

The Fund has also entered into separate Distribution Agreements and a Shareholder Servicing Plan (the “Distribution Plan”) with FAM
Distributors, Inc. (“FAMD”) and BlackRock Distributors, Inc. and its
affiliates (“BDI”) (collectively, the “Distributor”). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc., and BDI is an affiliate of BlackRock, Inc.

Pursuant to the Distribution Plan adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Distributor an ongoing distribution fee accrued daily and paid monthly at an annual rate of 0.125% of the average daily value of the Fund’s net assets. This fee is used to help defray the expenses associated with shareholder servicing and sales and promotional activities with respect to shares of the Fund.

For the year ended August 31, 2008, the Fund reimbursed the Advisor
$2,423, for certain accounting services, which are included in account-
ing services in the Statement of Operations.

Financial Data Services, Inc. (“FDS”), a wholly owned subsidiary of
Merrill Lynch and an affiliate of the Advisor, serves as transfer agent.

Certain officers and/or trustees of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates. The Fund reimburses the Advisor for compensation paid to the Fund’s Chief Compliance Officer.

3. Capital Share Transactions:

The number of shares sold, reinvested and redeemed during the periods corresponds to the amounts included in the Statements of Changes in
Net Assets with respect to net proceeds from sale of shares, reinvest-
ment of dividends and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Income Tax Information:

The tax character of distributions paid during the fiscal years ended
August 31, 2008 and August 31, 2007 was as follows:

	8/31/2008	8/31/2007

Distributions paid from:
Ordinary income	$3,169,694	$5,757,686

Total taxable distributions	$3,169,694	$5,757,686

As of August 31, 2008, there were no significant differences between the book and tax components of net assets.

On August 31, 2008, the Fund had a net capital loss carryforward of
$1,141, of which $945 expires in 2014 and $196 expires in 2015. This amount will be available to offset like amounts of any future realized capital gains.

5. Subsequent Events:

On September 15, 2008, Bank of America Corporation announced that it has agreed to acquire Merrill Lynch, one of the principal owners of
BlackRock, Inc. The purchase has been approved by the directors of both companies. Subject to shareholder and regulatory approvals, the transaction is expected to close in the first quarter of 2009.

Effective October 1, 2008, BlackRock Investments, Inc., an affiliate of the Advisor, replaced FAM Distributors, Inc. and BlackRock Distributors,
Inc. as the sole distributor of the Fund. The distribution fees will not change as a result of this transaction.

On October 9, 2008, the Board approved the Fund’s participation in the U.S. Treasury Department Temporary Guarantee Program for Money
Market Funds (the "Program"). As a result of the Fund's participating in the Program, shareholders will have federal insurance up to the lesser of the amount of a shareholder's balance in the Fund as of the close of business on September 19, 2008, or the amount held in the Fund on the date that a claim is filed for payment under the Program. For the initial three months of the Program (ending December 18, 2008), the
Fund has paid a participation fee of 0.01% of the Fund’s net asset value as of September 19, 2008.

10 MERRILL LYNCH U.S.A. GOVERNMENT RESERVES

AUGUST 31, 2008

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Merrill Lynch U.S.A. Government Reserves:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch U.S.A. Government
Reserves (the “Fund”) as of August 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the finan-
cial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the
Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the
Public Company Accounting Oversight Board (United States). Those
standards require that we plan and perform the audit to obtain reason-
able assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by manage-
ment, as well as evaluating the overall financial statement presentation.
Our procedures included confirmation of securities owned as of August
31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Merrill Lynch U.S.A. Government Reserves as of August 31, 2008,
the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the
United States of America.

Deloitte & Touche LLP Princeton, New Jersey October 27, 2008

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid monthly by Merrill Lynch U.S.A. Government Reserves for the fiscal year ended August 31, 2008:

Interest-Related Dividends for Non-U.S. Residents

Month Paid:
September 2007 — August 2008	100.00%*

* Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

MERRILL LYNCH U.S.A. GOVERNMENT RESERVES

AUGUST 31, 2008

11

Disclosure of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Trustees”) of Merrill Lynch U.S.A. Government Reserves (the “Fund”)
met in person in April and June 2008 to consider the approval of the
Fund’s investment advisory agreement with BlackRock Advisors, LLC
(the “Advisor”) (the “Advisory Agreement”). The Board also considered the approval of the subadvisory agreement with respect to the Fund between the Advisor and BlackRock Institutional Management Corpo-
ration (the “Subadvisor”) (the “Subadvisory Agreement”). The Advisor
and the Subadvisor are referred to herein as “BlackRock.” The Advisory
Agreement and the Subadvisory Agreement are referred to herein as the “Agreements.”

Activities and Composition of the Board

The Board of the Fund consists of thirteen individuals, eleven of whom are not “interested persons” of the Fund as defined in the Investment
Company Act of 1940, as amended (the “1940 Act”) (the “Independent
Trustees”). The Trustees are responsible for the oversight of the operations of the Fund and perform the various duties imposed on the trustees of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are both Independent Trustees.
The Board established four standing committees: an Audit Committee, a
Governance and Nominating Committee, a Compliance Committee and a
Performance Oversight Committee, each of which is composed of, and chaired by, Independent Trustees.

The Agreements

Upon the consummation of the combination of BlackRock’s investment management business with Merrill Lynch & Co., Inc.’s investment man-
agement business, including Merrill Lynch Investment Managers, L. . and certain affiliates (the “Transaction”), the Fund entered into an Advisory
Agreement with the Advisor with an initial two-year term and the Advisor entered into a Subadvisory Agreement with the Subadvisor with an initial two-year term. Consistent with the 1940 Act, prior to the expiration of each Agreement’s initial two-year term, the Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Fund by the personnel of BlackRock and its affiliates, including investment management, admi-
nistrative services, shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting legal and regulatory requirements. The Board also received and assessed informa-
tion regarding the services provided to the Fund by certain unaffiliated service providers.

Throughout the year, the Board, acting directly and through its commit-
tees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided to the Fund and its shareholders. Among the matters the Board considered were: (a) investment performance for one, three and five years, as applicable, against peer funds, as well as senior management’s and portfolio managers’ analysis of the reasons for underperformance, if applicable; (b) fees, including advisory, administra-
tion, if applicable, and other fees paid to BlackRock and its affiliates by the Fund, such as transfer agency fees and fees for marketing and distri-
bution; (c) Fund operating expenses; (d) the resources devoted to and compliance reports relating to the Fund’s investment objective, policies and restrictions, (e) the Fund’s compliance with its Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls;
(h) BlackRock’s implementation of the proxy voting guidelines approved by the Board; (i) valuation and liquidity procedures; and (j) periodic overview of BlackRock’s business, including BlackRock’s response to the increasing scale of its business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 16, 2008 meeting at which approval of the Agreements was to be considered, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in an ongoing process with BlackRock to continuously review the nature and scope of the information provided to better assist its deliberations. These materials included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on the Fund’s fees and expenses and the investment performance of the Fund as compared with a peer group of funds as determined by Lipper (“Peers”); (b) infor-
mation on the profitability of the Agreements to BlackRock and certain affiliates, including their other relationships with the Fund, and a discus-
sion of fall-out benefits; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional and closed-end funds, under similar investment mandates, as well as the performance of such other clients; (d) a report on economies of scale; (e) sales and redemption data regarding the
Fund’s shares; and (f) an internal comparison of management fees classified by Lipper, if applicable. At the April 16, 2008 meeting, the
Board requested and subsequently received from BlackRock (i) compre-
hensive analysis of total expenses on a fund-by-fund basis; (ii) further analysis of investment performance; (iii) further data regarding Fund profitability, Fund size and Fund fee levels; and (iv) additional informa-
tion on sales and redemptions.

12 MERRILL LYNCH U.S.A. GOVERNMENT RESERVES

AUGUST 31, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (continued)

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affili-
ates relating to the distribution of Fund shares, services related to the valuation and pricing of portfolio holdings of the Fund and direct and indirect benefits to BlackRock and its affiliates from their relationship with the Fund. The Board did not identify any particular information as controlling, and each Trustee may have attributed different weights to the various items considered.

At an in-person meeting held on April 16, 2008, the Board discussed and considered the proposed renewal of the Agreements. As a result of the discussions, the Board requested and BlackRock provided additional information, as detailed above, in advance of the June 3 – 4, 2008
Fund’s Board meeting. At the in-person meeting held on June 3 – 4,
2008, the Board, including the Independent Trustees, unanimously approved the continuation of (a) the Advisory Agreement between the
Advisor and the Fund for a one-year term ending June 30, 2009 and
(b) the Subadvisory Agreement between the Advisor and the Subadvisor for a one-year term ending June 30, 2009. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (i) the nature, extent and quality of the services provided by BlackRock; (ii) the investment performance of the Fund and
BlackRock portfolio management; (iii) the advisory fee and the cost of the services and profits to be realized by BlackRock and certain affiliates from the relationship with the Fund; and (iv) economies of scale.

A. Nature, Extent and Quality of the Services: The Board, including the
Independent Trustees, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund. The Board compared the Fund’s performance to the performance of a comparable group of mutual funds as classified by Lipper and the performance of at least one relevant index or combination of indices. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing Fund per-
formance and the Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally, and of the
Fund’s portfolio management team; BlackRock’s portfolio trading capa-
bilities; BlackRock’s use of technology; BlackRock’s commitment to com-
pliance; and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The
Board also reviewed BlackRock’s compensation structure with respect to the portfolio management team of the Fund and BlackRock’s ability to attract and retain high-quality talent.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the
Fund. BlackRock and its affiliates provide the Fund with certain adminis-
trative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In addi-
tion to investment advisory services, BlackRock and its affiliates provide the Fund with other services, including (a) preparing disclosure docu-
ments, such as the prospectus, the statement of additional information and shareholder reports; (b) assisting with daily accounting and pricing;
(c) overseeing and coordinating the activities of other service providers;
(d) organizing Board meetings and preparing the materials for such
Board meetings; (e) providing legal and compliance support; and
(f) performing other administrative functions necessary for the operation of the Fund, such as tax reporting and fulfilling regulatory filing require-
ments. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments.

B. The Investment Performance of the Fund and BlackRock: The Board,
including the Independent Trustees, also reviewed and considered the performance history of the Fund. In preparation for the April 16, 2008 meeting, the Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the Fund’s per-
formance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the
Board received and reviewed information regarding the investment per-
formance of the Fund as compared to a representative group of similar funds as determined by Lipper and to all funds in the Fund’s applicable
Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board regularly reviews the performance of the Fund throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

The Board noted with favor that BlackRock had generally avoided significant credit quality and liquidity issues in the challenging fixed-
income market that prevailed during the past 18 months. The Boards considered BlackRock’s planned changes in its fixed-income organization.

The Board noted that although the Fund performed below the median for its Peers during the one-, three- and five-year periods, the under-
performance of the Fund was not significant (underperformance was not greater than 10% of their respective median returns) for any such period.

MERRILL LYNCH U.S.A. GOVERNMENT RESERVES

AUGUST 31, 2008

13

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (concluded)

C. Consideration of the Advisory Fees and the Cost of the Services
and Profits to be Realized by BlackRock and its Affiliates from the
Relationship with the Fund: The Board, including the Independent
Trustees, reviewed the Fund’s contractual advisory fee rates compared with the other funds in its Lipper category. It also compared the Fund’s total expenses to those of other comparable funds. The Board consid-
ered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock and certain affiliates that provide services to the Fund. The
Board reviewed BlackRock’s profitability with respect to the Fund and each fund the Board currently oversees for the year ended December
31, 2007 compared to aggregated profitability data provided for the year ended December 31, 2005.

In addition, the Board considered the cost of the services provided to the Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution, as pertinent, of the Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Fund and concluded that there was a reasonable basis for the allocation. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the
Agreements and to continue to provide the high quality of services that are expected by the Board.

The Board noted that the Fund paid contractual advisory fees, prior to any expense reimbursements, higher than the median of its Peers. In response to the Board’s concern, BlackRock informed the Board that the
Fund’s contractual management fees (i.e., advisory fees plus any admin-
istration fees) were within five basis points of the median contractual management fees of the Fund’s Peers.

D. Economies of Scale: The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale. The Board, including the
Independent Trustees, considered whether the shareholders would bene-
fit from economies of scale and whether there was potential for future realization of economies with respect to the Fund. The Board considered that the funds in the BlackRock fund complex share common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also considered the anticipated efficien-
cies in the processes of BlackRock’s overall operations as it continues to add personnel and commit capital to expand the scale of operations.
The Board found, based on its review of comparable funds, that the
Fund’s management fee is appropriate in light of the scale of the Fund.

E. Other Factors: The Board also took into account other ancillary or
“fall-out” benefits that BlackRock may derive from its relationship with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the
Fund, including for administrative, transfer agency and distribution serv-
ices. The Board also noted that BlackRock may use third party research, obtained by soft dollars generated by certain mutual fund transactions, to assist itself in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and trade execution practices throughout the year.

Conclusion

The Board approved the continuation of (a) the Advisory Agreement between the Advisor and the Fund for a one-year term ending June 30,
2009 and (b) the Subadvisory Agreement between the Advisor and the
Subadvisor for a one-year term ending June 30, 2009. Based upon their evaluation of all these factors in their totality, the Board, including the
Independent Trustees, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and the
Fund’s shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-
important or controlling, but considered all factors together. The
Independent Trustees were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrange-
ments for the Fund reflect the results of several years of review by the Trustees and predecessor Trustees, and discussions between the
Trustees (and predecessor Trustees) and BlackRock (and predecessor advisors). Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Trustees’
conclusions may be based in part on their consideration of these arrangements in prior years.

14 MERRILL LYNCH U.S.A. GOVERNMENT RESERVES

AUGUST 31, 2008

Officers and Trustees

Number of
		Length of		BlackRock-
	Position(s)	Time		Advised Funds
Name, Address	Held with	Served as		and Portfolios	Public
and Year of Birth	Fund	a Trustee[2]	Principal Occupation(s) During Past 5 Years	Overseen	Directorships

Non-Interested Trustees[1]

Ronald W. Forbes	Co-Chair of	Since	Professor Emeritus of Finance, School of Business, State University	35 Funds	None
40 East 52nd Street	the Board of	2007	of New York at Albany since 2000.	81 Portfolios
New York, NY 10022	Trustees and
1940	Trustee

Rodney D. Johnson	Co-Chair of	Since	President, Fairmount Capital Advisors, Inc. since 1987; Director,	35 Funds	None
40 East 52nd Street	the Board of	2007	Fox Chase Cancer Center since 2002; Member of the Archdiocesan	81 Portfolios
New York, NY 10022	Trustees and		Investment Committee of the Archdiocese of Philadelphia since
1941	Trustee		2003; Director, the Committee of Seventy (civic) since 2006.

David O. Beim	Trustee	Since	Professor of Finance and Economics at the Columbia University	35 Funds	None
40 East 52nd Street		2007	Graduate School of Business since 1991; Trustee, Phillips Exeter	81 Portfolios
New York, NY 10022			Academy since 2002; Formerly Chairman, Wave Hill Inc. (public
1940			garden and cultural center) from 1990 to 2006.

Dr. Matina Horner	Trustee	Since	Formerly Executive Vice President of Teachers Insurance and	35 Funds	NSTAR (electric
40 East 52nd Street		2007	Annuity Association and College Retirement Equities Fund	81 Portfolios	and gas utility)
New York, NY 10022			from 1989 to 2003.
1939

Herbert I. London	Trustee and	Since	Professor Emeritus, New York University since 2005; John M. Olin	35 Funds	AIMS Worldwide,
40 East 52nd Street	Member of	2007	Professor of Humanities, New York University from 1993 to 2005	81 Portfolios	Inc. (marketing)
New York, NY 10022	the Audit		and Professor thereof from 1980 to 2005; President, Hudson Institute
1939	Committee		(policy research organization) since 1997 and Trustee thereof since
1980; Chairman of the Board of Trustees for Grantham University
since 2006; Director, InnoCentive, Inc. (strategic solutions company)
since 2005; Director of Cerego, LLC (software development and design)
since 2005.

Cynthia A. Montgomery	Trustee	Since	Professor, Harvard Business School since 1989; Director, Harvard	35 Funds	Newell Rubbermaid,
40 East 52nd Street		2007	Business School Publishing since 2005; Director, McLean Hospital	81 Portfolios	Inc. (manufacturing)
New York, NY 10022			since 2005.
1952

Joseph . Platt, Jr.	Trustee	Since	Director, The West Penn Allegheny Health System (a not-for-profit	35 Funds	Greenlight Capital
40 East 52nd Street		2007	health system) since 2008; Partner, Amarna Corporation, LLC	81 Portfolios	Re, Ltd (reinsurance
New York, NY 10022			(private investment company) since 2002; Director, WQED		company)
1947			Multimedia (PBS and Multimedia, a not-for-profit company)
since 2002; Director, Jones and Brown (Canadian insurance broker)
since 1998; General Partner, Thorn Partner, LP (private investment)
since 1998.

Robert C. Robb, Jr.	Trustee	Since	Partner, Lewis, Eckert, Robb and Company (management and	35 Funds	None
40 East 52nd Street		2007	financial consulting firm) since 1981.	81 Portfolios
New York, NY 10022
1945

Toby Rosenblatt	Trustee	Since	President, Founders Investments Ltd. (private investments) since	35 Funds	A Pharma, Inc.
40 East 52nd Street		2007	1999; Director of Forward Management, LLC since 2007; Director,	81 Portfolios	(specialty
New York, NY 10022			The James Irvine Foundation (philanthropic foundation) since 1997;		pharmaceuticals)
1938			Formerly Trustee, State Street Research Mutual Funds from 1990 to 2005 Formerly Trustee, Metropolitan Series Funds, Inc. from
2001 to 2005.

MERRILL LYNCH U.S.A. GOVERNMENT RESERVES

AUGUST 31, 2008

15

Officers and Trustees (continued)

Number of
		Length of		BlackRock-
	Position(s)	Time		Advised Funds
Name, Address	Held with	Served as		and Portfolios	Public
and Year of Birth	Fund	a Trustee[2]	Principal Occupation(s) During Past 5 Years	Overseen	Directorships

Non-Interested Trustees[1] (concluded)

Kenneth L. Urish	Chair of	Since	Managing Partner, Urish Popeck & Co., LLC (certified public	35 Funds	None
40 East 52nd Street	the Audit	2007	accountants and consultants) since 1976; Member of External	81 Portfolios
New York, NY 10022	Committee		Advisory Board, The Pennsylvania State University Accounting
1951	and Trustee		Department since 2001; Trustee, The Holy Family Foundation
since 2001; Committee Member/Professional Ethics Committee
of the Pennsylvania Institute of Certified Public Accountants
since 2007; President and Trustee, Pittsburgh Catholic Publishing
Associates since 2003; Formerly Director, Inter-Tel from 2006 to 2007.

Frederick W. Winter	Trustee and	Since	Professor and Dean Emeritus of the Joseph M. Katz School of	35 Funds	None
40 East 52nd Street	Member of	2007	Business, University of Pittsburgh since 2005 and Dean thereof	81 Portfolios
New York, NY 10022	the Audit		from 1997 to 2005. Director, Alkon Corporation (pneumatics)
1945	Committee		since 1992; Director, Indotronix International (IT services) since
2004; Director, Tippman Sports (recreation) since 2005.

[1] Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
[2] Following the combination of Merrill Lynch Investment Managers, L .P.(“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the
various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows trustees as joining the Fund’s board in 2007, each trustee first became a member of the board of trustees of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim since 1998; Ronald W. Forbes since 1977; Matina Horner since
2004; Rodney D. Johnson since 1995; Herbert I. London since 1987; Cynthia A. Montgomery since 1994; Joseph . Platt since 1999;
åRobert C. Robb, Jr. since 1999; Toby Rosenblatt since 2005; Kenneth L. Urish since 1999 and Frederick W. Winter since 1999.

Interested Trustees[3]

Richard S. Davis	Trustee	Since	Managing Director, BlackRock, Inc. since 2005; Formerly Chief	185 Funds	None
40 East 52nd Street		2007	Executive Officer, State Street Research & Management Company	295 Portfolios
New York, NY 10022			from 2000 to 2005; Formerly Chairman of the Board of Trustees,
1945			State Street Research Mutual Funds from 2000 to 2005; Formerly
Chairman, SSR Realty from 2000 to 2004.

Henry Gabbay	Trustee	Since	Consultant, BlackRock, Inc. since 2007; Formerly Managing Director,	184 Funds	None
40 East 52nd Street		2007	BlackRock, Inc. from 1989 to 2007; Formerly Chief Administrative	294 Portfolios
New York, NY 10022			Officer, BlackRock Advisors, LLC from 1998 to 2007; Formerly President
1947			of BlackRock Funds and BlackRock Bond Allocation Target Shares from
2005 to 2007 and Treasurer of certain closed-end funds in the
BlackRock fund complex from 1989 to 2006.

3 Messrs. Davis and Gabbay are both “interested persons,” as defined in the Investment Company Act of 1940, of the Fund based on their positions with BlackRock, Inc. and its affiliates. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

16 MERRILL LYNCH U.S.A. GOVERNMENT RESERVES

AUGUST 31, 2008

Officers and Trustees (concluded)

Position(s)
Name, Address	Held with	Length of
and Year of Birth	Fund	Time Served	Principal Occupation(s) During Past 5 Years

Fund Officers[1]

Donald C. Burke	Fund	Since	Managing Director of BlackRock, Inc. since 2006; Formerly Managing Director of Merrill Lynch Investment
40 East 52nd Street	President	2007	Managers, L.P. ("MLIM") and Fund Asset Management, L .P.("FAM") in 2006; First Vice President thereof from
New York, NY 10022	and Chief		1997 to 2005; Treasurer thereof from 1999 to 2006 and Vice President thereof from 1990 to 1997.
1960	Executive
Officer

Anne F. Ackerley	Vice	Since	Managing Director of BlackRock, Inc. since 2000; Chief Operating Officer of BlackRock’s U.S. Retail Group since
40 East 52nd Street	President	2007	2006; Head of BlackRock’s Mutual Fund Group from 2000 to 2006; Merrill Lynch & Co., Inc. from 1984 to
New York, NY 10022			1986 and from 1988 to 2000, most recently as First Vice President and Operating Officer of the Mergers and
1962			Acquisitions Group.

Neal J. Andrews	Chief	Since	Managing Director of BlackRock, Inc. since 2006; Formerly Senior Vice President and Line of Business Head of
40 East 52nd Street	Financial	2007	Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.) from
New York, NY 10022	Officer		1992 to 2006.
1966

Jay M. Fife	Treasurer	Since	Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Formerly Assistant Treasurer of the
40 East 52nd Street		2007	MLIM/FAM advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
New York, NY 10022
1970

Brian P. Kindelan	Chief	Since	Chief Compliance Officer of the BlackRock-advised Funds since 2007; Anti-Money Laundering Officer of the
40 East 52nd Street	Compliance	2007	BlackRock-advised Funds since 2007; Managing Director and Senior Counsel BlackRock, Inc. since 2005;
New York, NY 10022	Officer of		Director and Senior Counsel of BlackRock Advisors, Inc. from 2001 to 2004 and Vice President and Senior
1959	the Fund		Counsel thereof from 1998 to 2000; Formerly Senior Counsel of The PNC Bank Corp. from 1995 to 1998.

Howard Surloff	Secretary	Since	Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; Formerly
40 East 52nd Street		2007	General Counsel (U.S.) of Goldman Sachs Asset Management, L.P. from 1993 to 2006.
New York, NY 10022
1965

[1] Officers of the Fund serve at the pleasure of the Board of Trustees.

Further information about the Fund’s Officers and Trustees is available in the Fund’s Statement of Additional Information, which can be obtained without charge by calling (800) 637-7762.

Custodian		Transfer Agent	Accounting Agent	Independent Registered Public	Legal Counsel
The Bank of New York Mellon		Financial Data	State Street Bank and	Accounting Firm	Sidley Austin LLP
New York, NY 10286		Services, Inc.	Trust Company	Deloitte & Touche LLP	New York, NY 10019
		Jacksonville, FL 32246-6484 Princeton, NJ 08540		Princeton, NJ 08540

MERRILL LYNCH U.S.A. GOVERNMENT RESERVES

AUGUST 31, 2008

17

Additional Information

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securi-
ties and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the
SEC’s website at http://www.sec.gov. and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Informa-
tion on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospec-
tuses by enrolling in the Fund’s electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

General Information

The Fund will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us other-
wise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and for-
mer fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-
related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your transac-
tions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

18 MERRILL LYNCH U.S.A. GOVERNMENT RESERVES

AUGUST 31, 2008

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the
Fund’s current prospectus. An investment in the Fund is not
insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency other than with
respect to the Fund’s participation in the U.S. Treasury Department
Guarantee Program for Money Market Funds disclosed in this
annual report. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Total return information assumes reinvest-
ment of all distributions. Past performance results shown in this report should not be considered a representation of future perf-
ormance. For current month-end performance information, call
(800) 882-0052. The Fund’s current 7-day yield more closely
reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund
uses to determine how to vote proxies relating to portfolio
securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com;
and (3) on the Securities and Exchange Commission’s website
at http://www.sec.gov. Information about how the Fund voted
proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling
(800) 441-7762 and (2) on the Securities and Exchange
Commission’s website at http://www.sec.gov.

Merrill Lynch U.S.A. Government Reserves
100 Bellevue Parkway
Wilmington, DE 19809

#10087-8/08

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 – Audit Committee Financial Expert – The registrant’s board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
Donald W. Burton (term ended, effective November 1, 2007)
John F. O’Brien (term ended, effective November 1, 2007)
Kenneth L. Urish (term began, effective November 1, 2007)
David H. Walsh (term ended, effective November 1, 2007)
Fred G. Weiss (term ended, effective November 1, 2007)

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 – Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]

	Current	Previous	Current	Previous	Current	Previous	Current	Previous
	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
Entity Name	End	End	End	End	End	End	End	End

Merrill Lynch
U.S.A. Government	$24,300	$26,500	$0	$0	$6,100	$6,100	$749	$743
Reserves

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:
The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-
approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the
Committee without consideration on a specific case-by-case basis (“general pre-approval”).
The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the
Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.
Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-
approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

	Current Fiscal Year	Previous Fiscal Year
Entity Name	End	End

Merrill Lynch U.S.A.
Government Reserves	$294,349	$291,343

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $287,500, 0%

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – See Item 2

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch U.S.A. Government Reserves

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
Merrill Lynch U.S.A. Government Reserves

Date: October 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
Merrill Lynch U.S.A. Government Reserves

Date: October 20, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Merrill Lynch U.S.A. Government Reserves

Date: October 20, 2008